INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2021
INCOME TAX
Schedule of loss before provision for income taxes

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(28,447,953)	¥(10,160,525)	¥4,011,449	$621,174
China	3,064,024	(9,679,757)	(30,402,528)	(4,707,838)
Total	¥(25,383,929)	¥(19,840,282)	¥(26,391,079)	$(4,086,664)

Schedule of deferred tax asset, net

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for credit losses	¥1,180,160	¥2,137,968	$331,065
Impairment for inventory	—	160,791	24,899
Impairment loss from investment in unconsolidated entity	605,660	—	—
Net operating loss carryforwards	10,441,633	15,741,037	2,437,503
Subtotal	¥12,227,453	¥18,039,796	$2,793,467
Less: Valuation allowance	(12,162,660)	(17,427,464)	(2,698,647)
Total deferred tax assets	¥64,793	¥612,332	$94,820
Deferred tax Liability:
Accelerated amortization of intangible assets	¥(64,793)	¥(92,032)	$(14,251)
Gain on the previously held equity method investment	—	(146,888)	(22,746)
Recognition of customer relationship arising from business combinations	—	(997,500)	(154,463)
Total deferred tax liability	¥(64,793)	¥(1,236,420)	(191,460)
Deferred tax liability, net	¥—	¥(624,088)	$(96,640)

Schedule of reconciliation of income tax expense

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(6,318,111)	¥(4,960,454)	¥(6,597,770)	$(1,021,666)
Nondeductible expenses and others	(56,127)	232,213	338,058	52,348
Effect of tax rate differential	6,378,169	2,008,824	626,245	96,974
Benefit of revenue exempted from enterprise income tax	(279,352)	(266,548)	(57,250)	(8,865)
Change in valuation allowances	673,898	3,268,287	5,264,804	815,256
Tax refund	—	—	(98,338)	(15,227)
Provision (benefit) for income tax	¥398,477	¥282,322	¥(524,251)	$(81,180)

Schedule of company's income tax expense

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥398,477	¥282,322	¥(98,338)	$(15,228)
Deferred income tax benefit	—	—	(425,913)	(65,952)
Expense (benefit) for income tax	¥398,477	¥282,322	¥(524,251)	$(81,180)